Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended
	Dec. 31, 2020	Oct. 02, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	$ 17,940,000
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants exercise price		$ 1.17
Warrants outstanding value	25,000,000	$ 10,900,000
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants exercise price		$ 1.17
Warrants outstanding value	$ 40,600,000	$ 17,900,000